Business Segments	12 Months Ended
Jan. 03, 2016
Segment Reporting [Abstract]
Business Segments
Business Segments
The Company has four reportable segments: Instrumentation; Digital Imaging; Aerospace and Defense Electronics; and Engineered Systems. The Company manages, evaluates and aggregates its operating segments for segment reporting purposes primarily on the basis of product and service type, production process, distribution methods, type of customer, management organization, sales growth potential and long-term profitability. The Instrumentation segment provides monitoring and control instruments for marine, environmental, industrial and other applications, electronic test and measurement equipment and harsh environment interconnect products. The Digital Imaging segment includes high-performance sensors, cameras and systems, within the visible, infrared and X-ray spectra, for use in industrial, government and medical applications, as well as MEMS. It also includes our sponsored and centralized research laboratories benefiting government programs and businesses. The Aerospace and Defense Electronics segment provides sophisticated electronic components and subsystems and communications products, including defense electronics, harsh environment interconnects, data acquisition and communications equipment for aircraft and components and subsystems for wireless and satellite communications, as well as general aviation batteries. The Engineered Systems segment provides innovative systems engineering and integration, advanced technology application, software development and manufacturing solutions for defense, space, environmental and energy applications. The Engineered Systems segment also designs and manufactures electrochemical energy systems and small turbine engines.
Segment results include net sales and operating income by segment but excludes noncontrolling interest, equity income or loss, unusual non-recurring legal matter settlements, interest income and expense, gains and losses on the disposition of assets, sublease rental income and non-revenue licensing and royalty income, domestic and foreign income taxes and corporate office expenses. Corporate expense includes various administrative expenses relating to the corporate office and certain nonoperating expenses not allocated to our segments.
During 2013 and continuing into 2014 and 2015, in an effort to reduce ongoing costs and improve operating performance we took actions to consolidate and relocate certain facilities and reduce headcount across various businesses, reducing our exposure to weak end markets and high cost locations. During 2013, we incurred pretax charges totaling $24.0 million for severance and facility consolidation expense and environmental reserves. The charges were comprised of $10.4 million in severance related costs and $13.6 million in facility closure and relocation costs, which included $5.3 million of environmental reserves. For 2013 the charges impacted each business segment as follows: Aerospace and Defense Electronics, $15.7 million; Digital Imaging, $3.9 million; Instrumentation, $2.5 million; and Engineered Systems, $1.9 million. We incurred $4.4 million in similar expenses in 2014 . For 2014 the charges impacted the following business segments: Digital Imaging, $2.7 million; Instrumentation $1.0 million; and Aerospace and Defense Electronics, $0.9 million. We incurred approximately $8.4 million in similar expenses in 2015. For 2015 the charges impacted each business segment as follows: Aerospace and Defense Electronics, $1.2 million; Digital Imaging, $3.2 million; Instrumentation, $3.9 million; and Engineered Systems, $0.1 million. While the 2015 actions were substantially completed by year-end, we continue to seek cost reductions in our businesses.
Identifiable assets are those assets used in the operations of the segments. Corporate assets primarily consist of cash and cash equivalents, deferred taxes, net pension assets/liabilities and other assets.
Information on the Company’s business segments was as follows (in millions):

Sales:	2015	2014	2013
Instrumentation	$1,051.1	$1,115.5	$1,022.8
Digital Imaging	379.0	403.6	414.8
Aerospace and Defense Electronics	593.4	603.0	625.1
Engineered Systems	274.6	271.9	275.9
Total net sales	$2,298.1	$2,394.0	$2,338.6

Income before taxes:	2015	2014	2013
Instrumentation	$171.0	$181.6	$162.0
Digital Imaging	40.0	37.1	28.2
Aerospace and Defense Electronics	84.8	88.3	65.7
Engineered Systems	26.1	31.4	22.0
Corporate expense	(40.2)	(43.9)	(37.6)
Operating income	281.7	294.5	240.3
Interest and debt expense, net	(23.9)	(19.0)	(20.4)
Other income, net	0.4	6.6	4.1
Income before taxes	$258.2	$282.1	$224.0

Depreciation and amortization:	2015	2014	2013
Instrumentation	$41.2	$41.1	$38.2
Digital Imaging	26.1	29.6	30.3
Aerospace and Defense Electronics	15.0	15.9	16.5
Engineered Systems	3.5	3.7	4.2
Corporate	4.5	4.0	1.9
Total depreciation and amortization	$90.3	$94.3	$91.1

Capital expenditures:	2015	2014	2013
Instrumentation	$20.9	$17.0	$22.0
Digital Imaging	9.2	10.3	20.2
Aerospace and Defense Electronics	9.1	8.8	15.3
Engineered Systems	5.7	4.3	3.6
Corporate	2.1	3.1	11.5
Total capital expenditures	$47.0	$43.5	$72.6

Identifiable assets:	2015	2014	2013
Instrumentation	$1,339.6	$1,415.4	$1,204.5
Digital Imaging	634.9	708.4	745.1
Aerospace and Defense Electronics	451.6	462.5	436.9
Engineered Systems	92.2	84.9	92.3
Corporate (a)	200.2	191.0	272.3
Total identifiable assets	$2,718.5	$2,862.2	$2,751.1
(a) The amount for 2015, 2014 and 2013 includes $77.2 million, $86.3 million and $222.0 million prepaid pension asset, respectively.

Information on the Company’s sales by country of origin and long-lived assets by major geographic area was as follows (in millions):

Sales by country:	2015	2014	2013
United States	$1,805.4	$1,852.0	$1,776.8
Canada	208.8	230.1	221.7
United Kingdom	124.6	139.8	174.2
All other countries	159.3	172.1	165.9
Total sales	$2,298.1	$2,394.0	$2,338.6

Long-lived assets:	2015	2014	2013
United States	$1,332.5	$1,364.7	$1,320.2
Canada	249.9	310.5	354.1
United Kingdom	127.3	120.6	131.5
All other countries	139.3	128.2	146.2
Total long-lived assets	$1,849.0	$1,924.0	$1,952.0

The all other countries category primarily consists of the operations in Europe. Long-lived assets consist of property, plant and equipment, goodwill, acquired intangible assets, prepaid pension assets and other long-term assets including deferred compensation assets but excluding any deferred tax assets.
Product Lines
The Instrumentation segment includes three product lines: Environmental Instrumentation, Marine Instrumentation and Test and Measurement Instrumentation. Beginning in the first quarter of 2014, within the Instrumentation segment, one business unit previously reported in the environmental instrumentation product line is now reported as part of the test and measurement instrumentation product line. Total sales for the business unit for 2013 were $9.4 million. Previously reported product line data has been restated to reflect this change. The Digital Imaging segment contains one product line as does the Aerospace and Defense Electronics segment. The Engineered Systems segment includes three product lines: Engineered Products and Services, Turbine Engines and Energy Systems.
The tables below provide a summary of the sales by product line for the Instrumentation segment and the Engineered Systems segment (in millions):

Instrumentation:	2015	2014	2013
Environmental Instrumentation	$268.7	$268.4	$248.6
Marine Instrumentation	614.0	654.8	580.4
Test and Measurement Instrumentation	168.4	192.3	193.8
Total	$1,051.1	$1,115.5	$1,022.8

Engineered Systems:	2015	2014	2013
Engineered Products and Services	$215.4	$211.4	$217.5
Turbine Engines	18.7	26.5	26.0
Energy Systems	40.5	34.0	32.4
Total	$274.6	$271.9	$275.9

Sales to the U.S. Government included sales to the U.S. Department of Defense of $447.2 million in 2015, $472.8 million in 2014, and $487.9 million in 2013. Total sales to international customers were $1,020.4 million in 2015, $1,069.3 million in 2014, and $1,031.8 million in 2013. Of these amounts, sales by operations in the United States to customers in other countries were $628.2 million in 2015, $624.0 million in 2014, and $566.0 million in 2013. There were no sales to individual countries outside of the United States in excess of 10 percent of the Company’s sales. Sales between business segments generally were priced at prevailing market prices and were $19.4 million, $20.1 million and $16.0 million for 2015, 2014 and 2013, respectively.